Supplemental Cash Information (Tables)	3 Months Ended
Mar. 31, 2018
Supplemental cash information
	March 31, 2018	December 31, 2017
Cash and cash equivalents
Cash	$84,290	$59,504
Cash equivalents	65,333	65,094
	$149,623	$124,598

Supplementary Information For The Statements Of Cash Flows
	Three months ended March 31,
	2018	2017
Non-cash investing and financing transactions
Shares issued as part of DRIP	$298	$1,537
Closure and reclamation decrease in mineral properties, plant and equipment	-	2,900
Depreciation added to (relieved from) inventory	1,291	(3,750)